Master Trust Investment Information - Schedule of Master Trust’s Net Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 029
EBP, Master Trust [Line Items]
Total investment gain	$ 342,345,488	$ 168,110,362
EBP 029 | Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	384,510,720	147,102,762
Dividend and interest income	65,482,408	59,549,156
Total investment gain	449,993,128	206,651,918
EBP 030
EBP, Master Trust [Line Items]
Total investment gain	107,647,640	38,541,556
EBP 030 | Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	384,510,720	147,102,762
Dividend and interest income	65,482,408	59,549,156
Total investment gain	$ 449,993,128	$ 206,651,918